Offerings	Oct. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 13,084,461.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,138.35
Offering Note	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the Registrant's amended offer to purchase as disclosed in this Amendment No. 4 to the Schedule TO-I. (A) up to 100% of each of the following which are outstanding as of the date of closing of the offer, at a purchase price of $2.9999 each: (i) cash pre-funded warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 ("Cash Pre-Funded Warrants"). (ii) cryptocurrency pre-funded warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 ("Cryptocurrency Pre-Funded Warrants"); and (B) up to 100% of each of the following which are outstanding as of the date of closing of the offer, at a purchase price of $0.17 each: (iii) cash stapled warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 ("Cash Stapled Warrants"). (iv) cryptocurrency stapled warrants that were issued by the Company pursuant to Securities Purchase Agreements dated August 25, 2025 ("Cryptocurrency Stapled Warrants"). Calculated at $87.00 per $1,000,000.00 of the transaction valuation in accordance with the Fee Rate Advisory for Fiscal Year 2027. The transaction valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 201,262,103.70
Amount of Registration Fee	$ 17,509.80
Offering Note	The fee of $17,509.80 was paid in connection with the filing of the Schedule TO-I by SkyAI, Inc. (File No. 005-93631) on October 16, 2026. Calculated at $87.00 per $1,000,000.00 of the transaction valuation in accordance with the Fee Rate Advisory for Fiscal Year 2027. The transaction valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.